Summary of Significant Accounting Policies - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue from contracts with customer					$ 100
Recurring Payment (defined below)			$ 635	$ 0	350	$ 0
Total	$ 1,172	$ 6,399	8,318	9,960	18,975	15,223
3D Printers
Disaggregation of Revenue [Line Items]
Revenue from contracts with customer			6,313	9,300	16,965	14,589
Support Services
Disaggregation of Revenue [Line Items]
Revenue from contracts with customer			$ 1,370	$ 660	$ 1,660	$ 634